6. Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments

NOTE 5 – INVESTMENTS

The components of investments are summarized as follows:

	September 30, 2020	December 31, 2019
Investment in Edyza	$1,710,358	$1,710,358
Investment in TGH	–	310,000
	$1,710,358	$2,020,358

On January 24, 2020, the Company entered into a Membership Interest Redemption Agreement (the “Redemption Agreement”) with Total Grow Holdings LLC (d/b/a Total Grow Control, LLC) (“TGH”), whereby the Company agreed to sell the Company’s 24.4% membership interests in TGH back to TGH for total consideration of $370,000. As a result of TGH’s failure to perform its obligations under the Redemption Agreement, the Company initiated a lawsuit against TGH seeking damages (the “Lawsuit”), and subsequently fully impaired the remaining investment in TGH during the three months ended June 30, 2020.

On September 24, 2020, the Company and TGH entered into a Settlement Agreement (the “Settlement Agreement”), pursuant to which the parties agreed to settle all claims brought in the Lawsuit. Pursuant to the Settlement Agreement, TGH agreed to pay the Company a total of $61,919 in six equal installments. TGH’s first payment was due by October 4, 2020. TGH also agreed to reimburse the Company for up to $25,000 of its attorney’s fees related to the Lawsuit and the Settlement Agreement. In consideration of the foregoing and subject to TGH satisfying its payment obligations, the Company agreed to release any and all claims related to the Lawsuit. The Settlement Agreement also provides for a mutual release between the parties.

On September 24, 2020, in connection with the Settlement Agreement, the Company also entered into an agreement (the “Pullar Agreement”) by and between the Company and George R. Pullar, a former director of the Company and the Company’s former chief financial officer and the current chief financial officer of TGH. Pursuant to the Pullar Agreement, in exchange for Mr. Pullar relinquishing all right, title and interest in and to 1,000,000 shares of the Company’s common stock, the Company agreed to (i) execute the Settlement Agreement, (ii) transfer, sell and assign to Mr. Pullar the Company’s 24.4% membership interest in TGH pursuant to the Settlement Agreement and (iii) issue Mr. Pullar a fully vested warrant, to purchase 400,000 shares of Common Stock at an exercise price of $1.00 per share which expires five years from the date of issuance. The Pullar Agreement also provides for a mutual release between the Company and Mr. Pullar.

NOTE 6 – INVESTMENTS

The changes in the components of the Investments for the years ended December 31, 2019 and 2018 are summarized as follows:

	Year Ended December 31, 2019
	Edyza	TGH	Total
Beginning Balances as of 1/1/2019	$812,883	$448,766	$1,261,649
Purchase of additional shares under SPOA	897,475	–	897,475
Initial purchase of Membership interest	–	367,000	367,000
Additional Membership interest purchased with first option	–	–	–
Impairment of investment	–	(505,766)	(505,766)
Legal fees	–	–	–
Ending Balances as of 12/31/2019	$1,710,358	$310,000	$2,020,358

	Year Ended December 31, 2018
	Edyza	TGH	Total
Beginning Balances as of 1/1/2018	$400,000	$–	$400,000
Purchase of additional shares under SPOA, including $75,000 reflected in Accrued Expenses	400,000	–	400,000
Initial purchase of Membership Interest	–	125,000	125,000
Additional Membership interest purchased with first option	–	150,000	150,000
Additional Membership interest purchased with second option	–	158,000	158,000
Legal fees	12,883	15,766	28,649
Ending Balances as of 12/31/2018	$812,883	$448,766	$1,261,649

Edyza

In August 2017, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with Edyza, Inc. (“Edyza”), a developer of wireless sensor technology, to provide the Company with the right to obtain an ownership interest in Edyza to be issued when Edyza engaged in a priced round of investment. The Company paid Edyza $400,000 for the SAFE.

In August 2018, the Company and Edyza entered into a Stock Purchase and Option Agreement (“SPOA”) whereby the Company and Edyza agreed to terminate the SAFE in exchange for Edyza issuing the Company 442,685 shares of Edyza Common Stock at $0.903577 per share, or $400,000 in the aggregate. In connection with the SPOA, the Company agreed to pay Edyza an additional $400,000 in six monthly installments ($50,000 a month in August and September 2018 and $75,000 a month from October 2018 thru January 2019) in exchange for Edyza issuing the Company an additional 442,685 shares of Edyza Common Stock at $0.903577 per share. As of December 31, 2018, the Company had paid $325,000 of the additional $400,000 to Edyza under this installment payment plan. The remaining installment payment of $75,000 is included in Accrued Expenses on the Company’s Balance Sheet as of December 31, 2018 and was paid to Edyza in January 2019. During 2019, the Company acquired an additional 827,018 shares for $897,475. The Company has capitalized an additional $12,883 in legal fees associated with the purchases of the Edyza Common Stock. The Company measures this investment at cost, less any impairment changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.

TGH

In February 2018, the Company entered into a Membership Interest and Purchase Agreement (“MIPA”) with Total Grow Holdings, LLC (d/b/a/ Total Grow Control, LLC) (“TGH”), a developer of environmental controls and fertigation/irrigation distribution products, to purchase 5% of TGH’s membership interests on a fully diluted basis for $125,000. The MIPA also contained two separate options for the Company to purchase additional membership interests in TGH and a purchase right for the Company to acquire all of the outstanding membership interests in TGH. The first option was exercisable from July 1, 2018 thru August 31, 2018 and allowed the Company to acquire an additional 5% of TGH’s membership interests on a fully diluted basis for $150,000. The second option was initially exercisable from February 15, 2019 thru May 15, 2019 and allowed the Company to acquire an additional 15% of TGH’s membership interests on a fully diluted basis for $600,000. The purchase right is exercisable from May 15, 2019 thru February 15, 2020 and allows the Company to acquire all of the outstanding membership interests in TGH based on a total valuation of TGH of $7,500,000.

In July 2018, the Company exercised its initial option and purchased an additional 5% of TGH’s fully diluted membership interests for $150,000. As of December 31, 2018, the Company owned 10% of the membership interests in TGH.

In January 2019, the Company and TGH renegotiated the terms of the second option, accelerating the beginning of the exercise period to January 2019 from February 15, 2019, and reducing the purchase price for the additional 15% of TGH’s membership interests on a fully diluted basis from $600,000 to $525,000. In January 2019, the Company elected to exercise this renegotiated second option and purchased an additional 15% of TGH’s fully diluted membership interests for $525,000.

Prior to December 31, 2018, the Company had advanced TGH $158,000 for equipment orders the Company had placed with TGH. TGH agreed to apply this $158,000 in equipment advances toward the second option membership interest purchase price of $525,000, and the Company has reflected this $158,000 as an investment in TGH as of December 31, 2018. The remaining balance of $367,000 for the second option membership interest was due in installments of $35,000 every two weeks through May 2019. As of March 31, 2019, the Company had made total payments of $336,000. The Company capitalized an additional $15,766 in legal fees associated with the purchases of the TGH membership interests. As of December 31, 2018, the Company’s fully diluted ownership interest in TGH was less than 20% and, the Company measured these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of December 31, 2018, the Company determined that no impairment of its investment in TGH was necessary given the recent valuations and no change in qualitative factors.

The Company also made the remaining $367,000 in additional payments to TGH under the renegotiated agreement reached in January 2019 to acquire additional Membership Interests in TGH. When the payment plan was completed in May 2019, the Company was issued the additional ownership interest in TGH resulting in the Company owning 24% of TGH’s membership interest. The Company believed that this ownership interest in TGH resulted in the Company being able to exercise significant influence over TGH and that the Company should begin to account for its investment in TGH under the equity method beginning in July 2019 since the operations of TGH were insignificant in June 2019.

In September 2019, the Company decided that it should remain independent with regard to any investments in environmental controls and fertigation/irrigation distribution entities and decided it should divest itself of the ownership interest in TGH. The Company entered into preliminary negotiations with TGH to sell its ownership interest in TGH back to TGH. In connection with those negotiations, the Company determined it should not record any equity interests in TGH and the Company recorded a $505,766 write-down of its investment in TGH to an amount the Company anticipates receiving in proceeds from the sale of the TGH investment back to TGH.

In January 2020, the Company and TGH entered into an agreement whereby TGH agreed to purchase the Company’s remaining investment in TGH in consideration for a short-term note due April 24, 2020 in the amount of $200,000 and a long-term note due in a lump sum on January 27, 2025 in the amount of $110,000 with interest of 4.0% payable annually in arrears. Per the terms of the agreement, the Company retains its ownership interest in TGH until the $200,000 short-term note is repaid. As of the date of this report, TGH has not made any payments on the $200,000 short-term note and the Company has retained its ownership interest in TGH. The Company does not have the ability to exert significant influence on TGH and therefore has recorded the investment at its adjusted cost basis.